SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current tax provision	$ 1,000,887	$ 1,248,013	$ 791,822
Deferred tax provision (benefit)	1,411	19,012	29,109
Income tax provision	1,002,298	1,267,025	820,931
CAYMAN ISLANDS
Current tax provision
Deferred tax provision (benefit)
HONG KONG
Current tax provision
Deferred tax provision (benefit)
CHINA
Current tax provision	1,000,887	1,248,013	791,822
Deferred tax provision (benefit)	$ 1,411	$ 19,012	$ 29,109